Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net
7.	Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2024	2025
	USD	USD
Software	$432,429	$451,364
Total cost	$432,429	$451,364
Less: Accumulated amortization	(380,472)	(410,980)
Intangible assets, net	$51,957	$40,384

Amortization expense was $13,092 and $9,550 for the years ended December 31, 2025 and December 31, 2024, respectively.